PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 14,516	$ 8,766
Less accumulated depreciation		5,286	4,006
Depreciated cost		9,230	4,760
Computers, software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[1]	9,149	5,792
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,200	1,621
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,167	$ 1,353

[1]	For the year ended December 31, 2016, the costs capitalized were not material. For the year ended December 31, 2017, the Company capitalized $1,027, including $31 share-based compensation costs, relating to its internal use software development for its ERP system.